INVESTMENT IN ASSOCIATE (Detail Textuals 1) - Household Pests		12 Months Ended
	Jul. 02, 2014 USD ($)	Nov. 30, 2018 CAD ($)	Nov. 30, 2017 CAD ($)	Nov. 30, 2017 USD ($)
Disclosure of associates [line items]
Percentage of ownership interest		50.00%
Acquisition costs			$ 125,500	$ 100,000
Deferred costs			$ 181,872
Investment wrote-off		$ 310,484
Pigmental, LLC (Owner) | Animation Work Purchase Agreement between Sergio Animation Studios, S.L. and Pigmental, LLC ("Owner")
Disclosure of associates [line items]
Value of agreement	$ 625,000